CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

Supplement to Prospectus dated May 1, 2022

1.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Calvert VP SRI Mid Cap Portfolio”:

Portfolio Managers

Michael D. McLean, CFA, Vice President of CRM, has managed the Fund since June 30, 2022.

J. Griffith Noble, CFA, Vice President of CRM, has managed the Fund since June 30, 2022.

2.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

The portfolio managers of Calvert VP SRI Mid Cap Portfolio are Michael D. McLean and J. Griffith Noble (each since June 30, 2022). Messrs. McLean and Noble are Vice Presidents of CRM, have been employees of the Eaton Vance organization for more than five years and manage other funds and portfolios.

June 30, 2022	40891 6.30.22

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

Supplement to Statement of Additional Information dated May 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian S. Ellis, CFA(1)(2)
Registered Investment Companies	13	$12,883.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$385.2	0	$0
Vishal Khanduja, CFA(1)(2)
Registered Investment Companies	13	$13,231.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$385.2	0	$0
Charles B. Gaffney(1)(2)
Registered Investment Companies	9	$5,452.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$.0	0	$0
Michael D. McLean(1)(2)(3)
Registered Investment Companies	6	$3,330.3	0	$0
Other Pooled Investment Vehicles	1	$32.9	0	$0
Other Accounts	5	$231.5	1	$147.9
J. Griffith Noble(1)(2)(3)
Registered Investment Companies	6	$3,330.3	0	$0
Other Pooled Investment Vehicles	1	$32.9	0	$0
Other Accounts	5	$231.5	1	$147.9
(1)	Includes each Fund, as applicable.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(3)	As of May 31, 2022.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended December 31, 2021 and in the Calvert family of funds as of December 31, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Calvert VP SRI Balanced Portfolio
Brian S. Ellis	None	$100,001 - $500,000
Vishal Khanduja	None	$100,001 - $500,000
Charles B. Gaffney	None	$1 - $10,000
Calvert VP SRI Mid Cap Portfolio
Michael D. McLean	None(1)	$1 - $10,000
J. Griffith Noble	None(1)	$100,001 - $500,000
(1)	As of May 31, 2022.

June 30, 2022